Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	Fortress Investment Group LLC
Entity Central Index Key	0001380393
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false